UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08476
The Gabelli Global Multimedia Trust Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Multimedia Trust Inc.
Third Quarter Report
September 30, 2009
To Our Shareholders,
          During the third quarter of 2009, The Gabelli Global Multimedia Trust’s (the “Fund”) total return was 29.0% on a net asset value (“NAV”) basis, compared with 17.5% and 17.2% for the Morgan Stanley Capital International (“MSCI”) World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.
          Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

							Since
		Year to					Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	(11/15/94)
Gabelli Global Multimedia Trust
NAV Total Return (b)	29.04%	37.41%	(12.72)%	(12.04)%	(2.58)%	(2.36)%	6.19%
Investment Total Return (c)	39.02	40.90	(11.32)	(12.36)	(2.07)	(2.05)	5.61
Nasdaq Composite Index	15.66	34.58	1.46	(2.05)	2.27	(2.54)	7.10
MSCI World Free Index	17.45	24.90	(2.29)	(4.35)	3.51	0.92	5.86 (d)
Lipper Global Multi-Cap Growth Fund Average	17.16	35.75	4.20	(1.58)	4.03	0.74	6.31

(a)
Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Nasdaq Composite and MSCI World Free Indices are unmanaged indicators of stock market performance. The Lipper Global Multi-Cap Growth Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested except for the Nasdaq Composite and MSCI World Free Indices. You cannot invest directly in an index.

(b)
Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)
Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 91.1%
	DISTRIBUTION COMPANIES — 53.3%
	Broadcasting — 8.3%
1,000	Asahi Broadcasting Corp.	$68,846
3,000	CanWest Global Communications Corp.† (a)	477
7,000	CanWest Global Communications Corp., Cl. A†	1,112
10,000	CanWest Global Communications Corp., Sub-Voting†	1,821
56,000	CBS Corp., Cl. A, Voting	675,360
6,400	Chubu-Nippon Broadcasting Co. Ltd.	50,265
20,000	Cogeco Inc.	476,159
2,000	Corus Entertainment Inc., Cl. B, New York	33,980
13,000	Corus Entertainment Inc., Cl. B, Toronto	221,230
90,000	Discovery Communications Inc., Cl. A†	2,600,100
60,000	Discovery Communications Inc., Cl. C†	1,561,800
23,000	Fisher Communications Inc.†	418,140
28	Fuji Media Holdings Inc.	45,853
35,000	Gray Television Inc.†	81,200
9,000	Grupo Radio Centro SAB de CV, ADR	62,370
4,550	Lagardere SCA	211,933
32,000	LIN TV Corp., Cl. A†	151,360
4,000	M6 Metropole Television	105,186
8,566	Media Prima Berhad	3,985
4,000	Nippon Television Network Corp.	574,834
4,650	NRJ Group†	43,890
1,000	NTN Buzztime Inc.†	500
500	Radio One Inc., Cl. A†	528
3,500	RTL Group SA	238,110
80,000	Salem Communications Corp., Cl. A†	180,800
68,000	Sinclair Broadcast Group Inc., Cl. A	243,440
25,000	Societe Television Francaise 1	439,373
2,000	Spanish Broadcasting System Inc., Cl. A†	940
50,000	Television Broadcasts Ltd.	215,482
138,000	Tokyo Broadcasting System Holdings Inc.	2,347,530
258	TV Asahi Corp.	436,874
240,000	TV Azteca SA de CV, CPO	104,023
30,000	UTV Media plc	47,585

		11,645,086

		Market
Shares		Value

	Business Services — 0.9%
1,000	Convergys Corp.†	$9,940
99,500	Ideation Acquisition Corp.†	947,240
6,000	Impellam Group plc†	4,890
8,000	Interactive Data Corp.	209,680
3,000	Moody’s Corp.	61,380
2,040	Shellproof Ltd.†	978
1,500	Shellshock Ltd.†	839

		1,234,947

	Cable — 11.8%
16,578	Austar United Communications Ltd.†	18,135
241,000	Cablevision Systems Corp., Cl. A	5,723,750
38,500	Cogeco Cable Inc.	1,090,291
34,000	Comcast Corp., Cl. A	574,260
18,000	Comcast Corp., Cl. A, Special	289,440
10,000	Mediacom Communications Corp., Cl. A†	57,600
142,690	Rogers Communications Inc., Cl. B, New York	4,023,858
19,310	Rogers Communications Inc., Cl. B, Toronto	545,221
40,000	Scripps Networks Interactive Inc., Cl. A	1,478,000
18,000	Shaw Communications Inc., Cl. B, New York	324,180
78,000	Shaw Communications Inc., Cl. B, Toronto	1,411,890
22,000	Time Warner Cable Inc.	947,980

		16,484,605

	Consumer Services — 1.5%
2,000	1-800-FLOWERS.COM Inc., Cl. A†	6,900
4,000	Bowlin Travel Centers Inc.†	3,800
20,000	H&R Block Inc.	367,600
25,000	IAC/InterActiveCorp.†	504,750
110,000	Liberty Media Corp. - Interactive, Cl. A†	1,206,700
4,000	TiVo Inc.†	41,440

		2,131,190

	Diversified Industrial — 1.4%
26,000	Bouygues SA	1,322,144
18,432	Contax Participacoes SA, ADR	40,366
33,000	General Electric Co.	541,860
7,700	Hutchison Whampoa Ltd.	55,589
6,000	Malaysian Resources Corp. Berhad†	2,358

		1,962,317

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Energy and Utilities — 0.1%
10,000	El Paso Electric Co.†	$176,700

	Entertainment — 4.3%
2,800	British Sky Broadcasting Group plc, ADR	102,284
10,000	Canal+ Groupe	81,597
4,005	Chestnut Hill Ventures† (a)	135,089
290,000	Grupo Televisa SA, ADR	5,391,100
6,000	Regal Entertainment Group, Cl. A	73,920
20,000	Take-Two Interactive Software Inc.†	224,200

		6,008,190

	Equipment — 1.9%
11,000	American Tower Corp., Cl. A†	400,400
2,000	Amphenol Corp., Cl. A	75,360
75,000	Corning Inc.	1,148,250
500	L-3 Communications Holdings Inc.	40,160
45,000	Motorola Inc.	386,550
10,000	Nextwave Wireless Inc.†	8,900
10,000	QUALCOMM Inc.	449,800
40,000	Sycamore Networks Inc.†	120,800
2,000	The Furukawa Electric Co. Ltd.	8,132

		2,638,352

	Financial Services — 0.1%
20,298	BCB Holdings Ltd.†	39,738
3,000	Interactive Brokers Group Inc., Cl. A†	59,610
3,000	Tree.com Inc.†	22,650

		121,998

	Food and Beverage — 0.2%
3,000	Compass Group plc	18,329
2,936	Pernod-Ricard SA	233,167

		251,496

	Retail — 1.1%
30,000	Best Buy Co. Inc.	1,125,600
18,000	HSN Inc.†	293,040
6,000	Ticketmaster Entertainment Inc.†	70,140

		1,488,780

	Satellite — 2.5%
1,000	Asia Satellite Telecommunications Holdings Ltd.	1,510
28,000	DISH Network Corp., Cl. A†	539,280
7,000	EchoStar Corp., Cl. A†	129,220

		Market
Shares		Value

6,000	PT Indosat Tbk, ADR	$167,340
30	SKY Perfect JSAT Holdings Inc.	13,786
95,000	The DIRECTV Group Inc.†	2,620,100

		3,471,236

	Telecommunications: Long Distance — 1.5%
2,000	AT&T Inc.	54,020
45,000	Frontier Communications Corp.	339,300
24,000	Philippine Long Distance Telephone Co., ADR	1,233,600
83,000	Sprint Nextel Corp.†	327,850
1,000	Startec Global Communications Corp.† (a)	2
8,000	Windstream Corp.	81,040

		2,035,812

	Telecommunications: National — 7.1%
4,000	Brasil Telecom Participacoes SA, ADR	213,200
9,000	BT Group plc, ADR	187,290
5,000	China Telecom Corp. Ltd., ADR	236,500
5,000	China Unicom Hong Kong Ltd., ADR	71,200
65,000	Deutsche Telekom AG, ADR	887,900
36,000	Elisa Oyj	738,586
3,000	France Telecom SA, ADR	80,760
3,305	Hellenic Telecommunications Organization SA	54,651
500	Magyar Telekom Telecommunications plc, ADR	11,000
5,000	Nippon Telegraph & Telephone Corp.	231,716
3,000	PT Telekomunikasi Indonesia, ADR	107,100
6,000	Rostelecom, ADR	176,160
33,000	Swisscom AG, ADR	1,178,100
8,000	Telecom Argentina SA, ADR†	127,920
2,844	Telecom Corp. of New Zealand Ltd., ADR	27,246
400,000	Telecom Italia SpA	701,826
40,000	Telefonica SA, ADR	3,316,400
37,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	645,280
18,172	TeliaSonera AB	119,385
38,000	Telmex Internacional SAB de CV, ADR	530,100
2,400	Telstra Corp. Ltd., ADR	34,488
20,000	tw telecom inc.†	269,000

		9,945,808

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Shares/		Market
Units		Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Telecommunications: Regional — 5.4%
4,266	Bell Aliant Regional Communications Income Fund	$111,526
2,537	Bell Aliant Regional Communications Income Fund (a)(b)	66,161
6,000	CenturyTel Inc.	201,600
80,000	Cincinnati Bell Inc.†	280,000
70,000	Qwest Communications International Inc.	266,700
17,000	Tele Norte Leste Participacoes SA, ADR	319,430
64,000	Telephone & Data Systems Inc.	1,984,640
50,000	Telephone & Data Systems Inc., Special	1,484,000
24,000	TELUS Corp.	774,259
8,000	TELUS Corp., Non-Voting	248,720
58,000	Verizon Communications Inc.	1,755,660

		7,492,696

	Wireless Communications — 5.2%
46,000	America Movil SAB de CV, Cl. L, ADR	2,016,180
8,000	Clearwire Corp., Cl. A†	65,040
2,513	Grupo Iusacell SA de CV†	8,371
102	Hutchison Telecommunications Hong Kong Holdings Ltd.	17
102	Hutchison Telecommunications International Ltd.	21
240,000	Jasmine International Public Co. Ltd. (a)	3,807
900	NTT DoCoMo Inc.	1,437,754
30,000	Price Communications Corp., Escrow† (a)	0
34,000	SK Telecom Co. Ltd., ADR	593,300
2,500	Tim Participacoes SA, ADR	61,500
30,000	United States Cellular Corp.†	1,172,100
89,000	Vimpel-Communications, ADR†	1,664,300
3,378	Vivo Participacoes SA, ADR	85,295
8,000	Vodafone Group plc, ADR	180,000

		7,287,685

	TOTAL DISTRIBUTION COMPANIES	74,376,898

		Market
Shares		Value

	COPYRIGHT/CREATIVITY COMPANIES — 37.8%
	Business Services: Advertising — 1.1%
60,000	Clear Channel Outdoor Holdings Inc., Cl. A†	$420,000
20,000	Harte-Hanks Inc.	276,600
4,200	Havas SA	17,818
9,000	JC Decaux SA†	194,919
2,000	Publicis Groupe	80,221
60,000	The Interpublic Group of Companies Inc.†	451,200
23,000	Trans-Lux Corp.†	29,095

		1,469,853

	Computer Hardware — 0.1%
1,000	Apple Inc.†	185,370

	Computer Software and Services — 4.2%
78,000	Activision Blizzard Inc.†	966,420
21,500	Alibaba.com Ltd.	49,935
5,000	America Online Latin America Inc., Cl. A† (a)	10
1,000	Atlus Co. Ltd.†	5,715
28,000	eBay Inc.†	661,080
6,000	Electronic Arts Inc.†	114,300
3,000	Google Inc., Cl. A†	1,487,550
2,000	Limelight Networks Inc.†	8,120
148,000	Yahoo! Inc.†	2,635,880

		5,929,010

	Consumer Products — 0.5%
2,500	Nintendo Co. Ltd.	640,561

	Electronics — 0.6%
3,500	IMAX Corp.†	32,935
32,000	Intel Corp.	626,240
5,000	LSI Corp.†	27,450
3,000	Royal Philips Electronics NV	73,080
6,000	Zoran Corp.†	69,120

		828,825

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Entertainment — 16.2%
235,000	Aruze Corp.†	$3,845,764
6,000	Ascent Media Corp., Cl. A†	153,600
1,690	Atrinsic Inc.†	1,842
1,161	Corporacion Interamericana de Entretenimiento SAB de CV, Cl. B†	598
20,000	Crown Media Holdings Inc., Cl. A†	31,200
24,000	DreamWorks Animation SKG Inc., Cl. A†	853,680
60,000	GMM Grammy Public Co. Ltd.	27,118
77,843	Liberty Global Inc., Cl. A†	1,756,917
75,000	Liberty Global Inc., Cl. C†	1,684,500
75,500	Liberty Media Corp. - Capital, Cl. A†	1,579,460
142,000	Liberty Media Corp. - Entertainment, Cl. A†	4,417,620
1,000	Live Nation Inc.†	8,190
9,000	STV Group plc†	13,521
2,000	The Walt Disney Co.	54,920
68,033	Time Warner Inc.	1,957,990
53,000	Viacom Inc., Cl. A†	1,560,850
10,000	Viacom Inc., Cl. B†	280,400
140,000	Vivendi	4,331,977
3,000	World Wrestling Entertainment Inc., Cl. A	42,030

		22,602,177

	Hotels and Gaming — 10.0%
120,000	Boyd Gaming Corp.†	1,311,600
90,000	Gaylord Entertainment Co.†	1,809,000
4,200	Greek Organization of Football Prognostics SA	108,294
73,000	International Game Technology	1,568,040
18,000	Interval Leisure Group Inc.†	224,640
474,000	Ladbrokes plc	1,419,606
20,000	Las Vegas Sands Corp.†	336,800
93,000	Melco Crown Entertainment Ltd., ADR†	647,280
150,000	MGM Mirage†	1,806,000
155,000	Pinnacle Entertainment Inc.†	1,579,450
7,000	Starwood Hotels & Resorts Worldwide Inc.	231,210
42,000	Wynn Resorts Ltd.†	2,977,380

		14,019,300

		Market
Shares		Value

	Publishing — 5.1%
20,000	Arnoldo Mondadori Editore SpA†	$99,801
100,000	Belo Corp., Cl. A	541,000
3,000	Gannett Co. Inc.	37,530
2,000	Idearc Inc.†	50
90,000	Il Sole 24 Ore	314,110
140,000	Independent News & Media plc†	40,974
800	John Wiley & Sons Inc., Cl. B	27,528
13,000	Meredith Corp.	389,220
100,000	Nation Multimedia Group Public Co. Ltd.† (a)	11,972
50,000	New Straits Times Press Berhad	32,072
223,000	News Corp., Cl. A	2,673,770
40,000	News Corp., Cl. B	559,600
6,000	Playboy Enterprises Inc., Cl. A†	22,200
974,000	Post Publishing Public Co. Ltd. (a)	142,849
4,000	PRIMEDIA Inc.	10,080
2,360	Sanoma Oyj	52,114
1,000	Scholastic Corp.	24,340
252,671	Singapore Press Holdings Ltd.	692,372
300	Spir Communication†	9,219
14,000	Telegraaf Media Groep NV	266,331
15,000	The E.W. Scripps Co., Cl. A†	112,500
38,000	The McGraw-Hill Companies Inc.	955,320
11,091	United Business Media Ltd.	82,901
3,000	Wolters Kluwer NV	64,073

		7,161,926

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	52,837,022

	TOTAL COMMON STOCKS	127,213,920

	PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
2,209	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)†	0

	WARRANTS — 0.0%
	Broadcasting — 0.0%
2,250	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
254	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	3

	TOTAL WARRANTS	3

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

Principal		Market
Amount		Value

	U.S. GOVERNMENT OBLIGATIONS — 8.9%
$12,400,000	U.S. Treasury Bills,
	0.112% to 0.294%††,
	10/29/09 to 03/18/10	$12,397,105

TOTAL INVESTMENTS — 100.0% (Cost $119,659,412)		$139,611,028

	Aggregate book cost	$122,563,955

	Gross unrealized appreciation	$37,428,902
	Gross unrealized depreciation	(20,381,829)

	Net unrealized appreciation/depreciation	$17,047,073

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $360,370 or 0.26% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $66,161 or 0.05% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CPO	Ordinary Participation Certificate

	% of
	Market	Market
Geographic Diversification	Value	Value

North America	69.2%	$96,567,028
Europe	13.8	19,313,805
Latin America	7.4	10,346,051
Japan	7.0	9,707,631
Asia/Pacific	2.6	3,676,513

Total Investments	100.0%	$139,611,028

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
          Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
          Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
          The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Distribution Companies
Broadcasting	$11,644,609	$477	—	$11,645,086
Entertainment	5,873,101	—	$135,089	6,008,190
Telecommunications: Long Distance	2,035,810	—	2	2,035,812
Wireless Communications	7,283,878	—	3,807	7,287,685
Other Industries (a)	47,400,125	—	—	47,400,125
Copyright/Creativity Companies
Computer Software and Services	5,929,000	—	10	5,929,010
Publishing	7,007,105	—	154,821	7,161,926
Other Industries (a)	39,746,086	—	—	39,746,086

Total Common Stocks	126,919,714	477	293,729	127,213,920

Preferred Stocks
Business Services	—	—	0	0
Warrants
Broadcasting	—	—	3	3
U.S. Government Obligations	—	12,397,105	—	12,397,105

TOTAL INVESTMENTS IN SECURITIES	$126,919,714	$12,397,582	$293,732	$139,611,028

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Interest Rate Swap Agreement	$—	$(813,185)	$—	$(813,185)

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
          The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Distribution Companies
Entertainment	$134,888	$—	$—	$201	$—	$—	$135,089	$201
Telecommunications: Long Distance	2	—	—	—	—	—	2	—
Wireless Communications	0	—	—	1,254	—	2,553	3,807	1,254
Copyright/Creativity Companies
Computer Software and Services	10	—	—	—	—	—	10	—
Publishing	155,251	—	—	(430)	—	—	154,821	(430)

Total Common Stocks	290,151	—	—	1,025	—	2,553	293,729	1,025

Preferred Stocks
Business Services	0	—	—	—	—	—	0	—
Warrants
Broadcasting	3	—	—	(22)	—	25	3	(22)
Convertible Corporate Bonds	0	—	0	—	0	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$290,151	$—	$0	$1,003	$0	$2,578	$293,732	$1,003

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
          Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.
          Swap Agreements. The Fund may enter into interest rate swap or cap transactions for the purpose of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
          The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$10,000,000	4.32%	0.25438%	4/04/13	$(813,185)

*	Based on LIBOR (London Interbank Offered Rate).
          For open derivative instruments as of September 30, 2009, see the preceding table, which is also indicative of activity for the year ended December 31, 2008.
          Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
          There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
          Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
          The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,028,031 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

DIRECTORS AND OFFICERS
THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA
     Chairman & Chief Executive Officer,
     GAMCO Investors, Inc.

Dr. Thomas E. Bratter
     President & Founder, John Dewey Academy

Anthony J. Colavita
     President,
     Anthony J. Colavita, P.C.

James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.
     President & Chief Executive Officer,
     American Gaming Association

Anthony R. Pustorino
     Certified Public Accountant,
     Professor Emeritus, Pace University

Werner J. Roeder, MD
     Medical Director,
     Lawrence Hospital

Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert
     President

Peter D. Goldstein
     Chief Compliance Officer

Laurissa M. Martire
     Vice President & Ombudsman

Agnes Mullady
     Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE–Symbol:	GGT	GGT PrB
Shares Outstanding:	13,989,153	791,115
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC. One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Third Quarter Report September 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/27/09

*	Print the name and title of each signing officer under his or her signature.